Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment
	December 31, 2021	December 31, 2022
Electronic equipment	$910	$864
Office equipment and furniture	78	66
Leasehold improvement	85	186
	1,073	1,116
Less: accumulated depreciation	(831)	(956)
	$242	$160